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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

If amended report check here:      |X|                    Amendment Number: 2

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane,  Suite 102,  Minnetonka,  MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner               Chief Compliance Officer            (952) 249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Minnetonka, MN  55305
                                                May 14, 2008
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____0_______

Form 13F Information Table Entry Total:  _____28_______

Form 13F Information Table Value Total: $___1,270,359_________
                                         (thousands)


THIS AMENDMENT ADDS SECURITIES HOLDINGS TO THOSE REPORTED ON THE PREVIOUSLY AMENDED FORM 13F FILED ON MAY 18, 2007 FOR THE PERIOD ENDING MARCH 31, 2007. THESE HOLDINGS ARE ADDED PURSUANT TO EXPIRATION OF CONFIDENTIAL TREATMENT STATUS.




List of Other Included Managers:  N/A





                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO HLDG NV      CALL           000937902  6349       750000    SH           SOLE        NONE          750000      0       0
BANK NEW YORK INC     COM            064057102  9435       232700    SH           SOLE        NONE          232700      0       0
BIOMET INC            COM            090613100  155684     3664034   SH           SOLE        NONE          3664034     0       0
BIOSITE INC           COM            090945106  5412       64452     SH           SOLE        NONE          64452       0       0
CBOT HLDGS INC        CL A           14984K106  16607      91500     SH           SOLE        NONE          91500       0       0
CLEAR CHANNEL COMMUNICCOM            184502102  53019      1513100   SH    PUT    SOLE        NONE          1513100     0       0
COMPASS BANCSHARES INCCOM            20449H109  11050      160620    SH           SOLE        NONE          160620      0       0
EGL INC               COM            268484102  25179      635366    SH           SOLE        NONE          635366      0       0
ESCHELON TELECOM INC  COM            296290109  14340      496220    SH           SOLE        NONE          496220      0       0
FLORIDA ROCK INDS INC COM            341140101  36383      540700    SH           SOLE        NONE          540700      0       0
GENESIS HEALTHCARE CORCOM            37184D101  8634       136813    SH           SOLE        NONE          136813      0       0
HARRAHS ENTMT INC     COM            413619107  106010     1255299   SH           SOLE        NONE          1255299     0       0
HARRAHS ENTMT INC     COM            413619107  278642     3299500   SH    CALL   SOLE        NONE          3299500     0       0
HYPERION SOLUTIONS CORCOM            44914M104  7457       143883    SH           SOLE        NONE          143883      0       0
INVESTORS FINL SERVICECOM            461915100  107129     1842300   SH           SOLE        NONE          1842300     0       0
LAIDLAW INTL INC      COM            50730R102  16867      487501    SH           SOLE        NONE          487501      0       0
MELLON FINL CORP      COM            58551A108  560        13000     SH           SOLE        NONE          13000       0       0
OSI RESTAURANT PARTNERCOM            67104A101  64622      1636003   SH           SOLE        NONE          1636003     0       0
PAXAR CORP            COM            704227107  17220      600000    SH           SOLE        NONE          600000      0       0
PHH CORP              COM NEW        693320202  43327      1417800   SH           SOLE        NONE          1417800     0       0
REALOGY CORP          COM            75605E100  2961       100000    SH           SOLE        NONE          100000      0       0
SERVICEMASTER CO      COM            81760N109  25031      1626500   SH           SOLE        NONE          1626500     0       0
STATION CASINOS INC   COM            857689103  43285      500000    SH    PUT    SOLE        NONE          500000      0       0
STATION CASINOS INC   COM            857689103  113690     1313276   SH           SOLE        NONE          1313276     0       0
TODCO                 COM            88889T107  604        15000     SH           SOLE        NONE          15000       0       0
TRIAD HOSPITALS INC   COM            89579K109  39187      750000    SH           SOLE        NONE          750000      0       0
TXU CORP              COM            873168108  59077      921650    SH           SOLE        NONE          921650      0       0
XM SATELLITE RADIO HLDCL A           983759101  2584       200000    SH           SOLE        NONE          200000      0       0